Personnel Expenses - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (1,233,243,524)	$ (1,356,897,583)	$ (1,006,810,214)
Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(636,334,446)	(550,716,590)	(531,638,137)
Social Contributions on Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(161,595,979)	(130,990,629)	(124,821,012)
Personnel Compensations and Rewards
Disclosure of personnel expenses [line items]
Personnel Expenses	(362,187,017)	(628,861,805)	(288,567,490)
Services for Personnel
Disclosure of personnel expenses [line items]
Personnel Expenses	(30,383,230)	(20,311,828)	(23,552,204)
Other Short-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	(27,074,356)	(21,519,746)	(36,627,543)
Other Long-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (15,668,496)	$ (4,496,985)	$ (1,603,828)